Related Party Balances and Transactions (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Summary of Remuneration of Directors and Other Members of Key Management Personnel

The remuneration of directors and other members of key management personnel, for the year ended June 30, 2024 and 2023 were as follows:

	2024	2023
Short-term employee benefits	$1,515,993	$1,533,393
Share-based compensation	486,571	560,538
Advisory warrants	-	448,156